Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

2023 2022 2021
Net income $ 49,844 $ 119,063 $ 57,394
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Net income attributable to common stockholders $ 44,075 $ 113,294 $ 51,625
Weighted average number of common shares, basic 100,166,629 80,061,040 81,121,781
Earnings per share, basic $ 0.44 $ 1.42 $ 0.64
Net income $ 49,844 $ 119,063 $ 57,394
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Unrealized gain on warrants (1,583) - -
Adjusted net income attributable to common
stockholders $ 42,492 $ 113,294 $ 51,625
Weighted average number of common shares, basic 100,166,629 80,061,040 81,121,781
Incremental shares

1,710,513 3,257,861 3,735,059
Weighted average number of common shares, diluted

101,877,142 83,318,901 84,856,840
Earnings per share, diluted $ 0.42 $ 1.36 $ 0.61